Intangible Assets and Goodwill, Net (Details) - Schedule of goodwill of cash generating units - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill, Net (Details) - Schedule of goodwill of cash generating units [Line Items]
Goodwill	S/ 49,477	S/ 57,080	S/ 58,946
Engineering And Construction [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of goodwill of cash generating units [Line Items]
Goodwill	28,741	36,344	38,211
Electromechanical [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of goodwill of cash generating units [Line Items]
Goodwill	S/ 20,736	S/ 20,736	S/ 20,735